JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.9%
Bahrain — 0.1%
Ahli United Bank BSC	373,144	275,514

Brazil — 10.9%
Alpargatas SA (Preference)	59,929	426,953
Ambev SA	344,841	954,215
B3 SA - Brasil Bolsa Balcao	148,756	1,628,013
Banco Bradesco SA (Preference)*	222,516	1,002,489
Banco BTG Pactual SA*	30,989	536,477
Banco do Brasil SA*	95,457	588,472
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	51,629	126,067
BB Seguridade Participacoes SA	81,422	411,917
BRF SA*	74,144	288,911
CCR SA	168,748	373,495
Cia de Saneamento Basico do Estado de Sao Paulo*	53,411	398,576
Cia de Saneamento do Parana*	55,008	219,574
Cia de Transmissao de Energia Eletrica Paulista (Preference)	104,103	503,067
Cia Energetica de Minas Gerais (Preference)*	263,935	660,875
Cia Energetica de Sao Paulo (Preference), Class B	53,271	283,325
Cia Paranaense de Energia (Preference)*	41,041	490,116
Cia Siderurgica Nacional SA	10,361	57,586
Cosan SA	35,456	489,323
CPFL Energia SA	54,718	311,023
Duratex SA*	156,926	569,608
EDP - Energias do Brasil SA*	114,801	404,953
Energisa SA	40,431	362,160
Eneva SA*	34,955	396,034
Engie Brasil Energia SA	36,462	287,556
Equatorial Energia SA	117,640	484,200
Gerdau SA (Preference)	44,779	190,201
Grendene SA	156,481	221,077
Hapvida Participacoes e Investimentos SA(a)	158,334	495,716
Hypera SA*	63,849	379,028
Itau Unibanco Holding SA (Preference)	214,795	1,113,743
Itausa SA (Preference)	240,868	467,525
M Dias Branco SA*	35,269	195,638
Natura & Co. Holding SA*	40,044	359,279
Neoenergia SA*	80,723	266,598
Petroleo Brasileiro SA (Preference)	335,552	1,643,600
Porto Seguro SA	6,311	55,573
Qualicorp Consultoria e Corretora de Seguros SA	50,562	288,601
Sao Martinho SA	112,939	612,852
Sul America SA*	13,000	95,206
Telefonica Brasil SA	67,240	554,865
TIM SA*	135,146	329,257
TOTVS SA	87,101	449,562
Transmissora Alianca de Energia Eletrica SA	82,668	486,211
Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A	74,774	180,806
Vale SA	239,080	3,849,645
WEG SA	82,197	1,258,930
YDUQS Participacoes SA	52,102	319,103

		26,068,001

Chile — 1.3%
AES Gener SA	2,139,529	359,010
Aguas Andinas SA, Class A	107,693	32,683
Banco de Chile	1,625,938	165,734
Cencosud SA	355,318	616,624
Cia Cervecerias Unidas SA	27,195	222,798
Colbun SA	2,535,831	437,242
Embotelladora Andina SA (Preference), Class B	51,504	130,370
Enel Americas SA	4,675,891	703,219
Enel Chile SA*	4,789,208	346,737
Engie Energia Chile SA	162,033	193,608

		3,208,025

China — 24.3%
Angang Steel Co. Ltd., Class H	107,800	42,234
Anhui Conch Cement Co. Ltd., Class H	133,500	788,695
Anhui Gujing Distillery Co. Ltd., Class A	13,300	502,155
ANTA Sports Products Ltd.	30,000	494,056
BAIC Motor Corp. Ltd., Class H(a)	207,500	72,975
Bank of China Ltd., Class H	1,879,000	636,012
Bank of Hangzhou Co. Ltd., Class A	199,800	454,640
Baoshan Iron & Steel Co. Ltd., Class A	379,600	385,462
Beijing Capital International Airport Co. Ltd., Class H	112,000	86,088
Beijing Enterprises Holdings Ltd.	34,500	112,774
BGI Genomics Co. Ltd., Class A	12,200	262,326
Bluestar Adisseo Co., Class A	146,900	289,039
Bosideng International Holdings Ltd.	218,000	96,393
BYD Electronic International Co. Ltd.	41,500	285,817
China CITIC Bank Corp. Ltd., Class H	368,000	163,017
China Coal Energy Co. Ltd., Class H	113,000	32,743
China Communications Services Corp. Ltd., Class H	548,000	244,544
China Conch Venture Holdings Ltd.	87,000	413,663
China Construction Bank Corp., Class H	1,021,000	773,325
China Everbright Bank Co. Ltd., Class H	166,000	68,186
China Feihe Ltd.(a)	262,000	781,223
China Lesso Group Holdings Ltd.	167,000	277,048
China Longyuan Power Group Corp. Ltd., Class H	182,000	266,417
China Medical System Holdings Ltd.	355,000	508,625

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
China Merchants Bank Co. Ltd., Class H	139,500	1,068,274
China Merchants Port Holdings Co. Ltd.	92,000	128,068
China Minsheng Banking Corp. Ltd., Class H	280,800	160,554
China National Building Material Co. Ltd., Class H	472,250	562,834
China Petroleum & Chemical Corp., Class H	1,478,000	699,954
China Resources Cement Holdings Ltd.	302,000	332,899
China Resources Gas Group Ltd.	106,000	527,998
China Resources Land Ltd.	108,000	427,372
China Resources Pharmaceutical Group Ltd.(a)	243,000	127,608
China Resources Power Holdings Co. Ltd.	256,000	270,108
China Shenhua Energy Co. Ltd., Class H	392,000	724,096
China South Publishing & Media Group Co. Ltd., Class A	134,500	195,758
China Vanke Co. Ltd., Class H	56,800	203,222
China Yangtze Power Co. Ltd., Class A	215,700	657,265
Chinese Universe Publishing and Media Group Co. Ltd., Class A	135,700	203,842
Chongqing Rural Commercial Bank Co. Ltd., Class H	113,000	48,595
CITIC Ltd.	358,000	278,693
Citic Pacific Special Steel Group Co. Ltd., Class A	122,176	527,681
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	126,000	50,385
COSCO SHIPPING Holdings Co. Ltd., Class H*(b)	385,500	390,193
COSCO SHIPPING Ports Ltd.	120,000	85,128
Country Garden Services Holdings Co. Ltd.	44,000	357,616
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	49,000	269,831
Dali Foods Group Co. Ltd.(a)	512,500	308,672
Daqin Railway Co. Ltd., Class A	293,700	289,821
Datang International Power Generation Co. Ltd., Class H	224,000	29,727
ENN Energy Holdings Ltd.	83,700	1,290,857
Foshan Haitian Flavouring & Food Co. Ltd., Class A	20,620	628,599
Fosun International Ltd.	135,576	205,798
Fujian Sunner Development Co. Ltd., Class A	69,100	306,235
G-bits Network Technology Xiamen Co. Ltd., Class A	5,200	276,373
Geely Automobile Holdings Ltd.	118,000	427,725
Great Wall Motor Co. Ltd., Class H	354,000	1,103,664
Greattown Holdings Ltd., Class A	20,800	11,895
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	455,400	534,530
Guangdong Investment Ltd.	398,000	697,084
Guangxi Guiguan Electric Power Co. Ltd., Class A	300,600	210,890
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	32,000	80,240
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	23,800	502,602
Haitian International Holdings Ltd.	37,000	133,400
Heilongjiang Agriculture Co. Ltd., Class A	159,600	404,136
Henan Shuanghui Investment & Development Co. Ltd., Class A	40,600	295,303
Henan Zhongyuan Expressway Co. Ltd., Class A	317,600	151,842
Huabao Flavours & Fragrances Co. Ltd., Class A	42,100	311,606
Huadian Power International Corp. Ltd., Class H(b)	8,000	2,038
Huaibei Mining Holdings Co. Ltd., Class A	154,200	238,830
Hualan Biological Engineering, Inc., Class A	43,500	309,584
Huaxin Cement Co. Ltd., Class B	181,900	384,530
Hunan Valin Steel Co. Ltd., Class A	248,300	193,789
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	200,716	276,145
Industrial & Commercial Bank of China Ltd., Class H	3,172,000	2,023,325
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	698,600	248,652
Inner Mongolia Yitai Coal Co. Ltd., Class B	55,200	29,301
Intco Medical Technology Co. Ltd., Class A	23,200	842,746
Jiangsu Expressway Co. Ltd., Class A	49,800	69,462
Jiangsu Hengli Hydraulic Co. Ltd., Class A	31,856	577,225
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	57,700	248,486
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	213,200	255,086
Jiangxi Copper Co. Ltd., Class H	69,000	113,356
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	125,200	237,537
Joyoung Co. Ltd., Class A	66,971	292,135
JOYY, Inc., ADR	3,046	280,354
Kingboard Holdings Ltd.	89,500	364,716
KingClean Electric Co. Ltd., Class A	47,270	208,883
Kunlun Energy Co. Ltd.	540,000	460,222
Kweichow Moutai Co. Ltd., Class A	7,300	2,390,931
Lens Technology Co. Ltd., Class A	50,200	258,390
Li Ning Co. Ltd.	174,000	1,083,987
Liuzhou Iron & Steel Co. Ltd., Class A	304,600	262,197

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Livzon Pharmaceutical Group, Inc., Class A	40,700	223,755
Lomon Billions Group Co. Ltd., Class A	108,100	664,902
Longfor Group Holdings Ltd.(a)	70,500	397,019
Maanshan Iron & Steel Co. Ltd., Class H	390,000	107,967
Momo, Inc., ADR	9,551	145,939
Nanjing Iron & Steel Co. Ltd., Class A	530,500	249,571
Pharmaron Beijing Co. Ltd., Class H(a)	10,800	206,919
Ping An Insurance Group Co. of China Ltd., Class H	192,500	2,267,224
Postal Savings Bank of China Co. Ltd., Class H(a)	989,000	705,604
Sansteel Minguang Co. Ltd. Fujian, Class A	213,700	209,578
Sany Heavy Industry Co. Ltd., Class A	136,100	850,284
SDIC Power Holdings Co. Ltd., Class A	365,100	491,333
Seazen Group Ltd.*	176,000	161,174
Seazen Holdings Co. Ltd., Class A	55,000	359,451
Shaanxi Coal Industry Co. Ltd., Class A	262,600	411,805
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	61,700	212,026
Shandong Chenming Paper Holdings Ltd., Class A	335,600	375,434
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	93,500	564,221
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	236,000	440,746
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	35,000	645,455
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	34,000	58,769
Shanghai Shimao Co. Ltd., Class A	294,200	199,977
Shenzhen Gas Corp. Ltd., Class A	226,800	220,623
Shenzhen International Holdings Ltd.	68,544	112,914
Shenzhen Jinjia Group Co. Ltd., Class A	156,900	235,943
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	9,600	665,522
Shenzhou International Group Holdings Ltd.	50,200	978,976
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	54,200	205,643
Sichuan Expressway Co. Ltd., Class A	183,100	83,075
Sinotruk Hong Kong Ltd.	238,000	741,526
Sunac Services Holdings Ltd.*(a)	3,024	8,503
Tangshan Jidong Cement Co. Ltd., Class A	111,000	232,874
Tianhe Chemicals Group Ltd.*‡	20,000	—
Weichai Power Co. Ltd., Class A	203,556	665,427
Weichai Power Co. Ltd., Class H	304,000	896,600
Weifu High-Technology Group Co. Ltd., Class A	90,500	320,427
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	66,500	332,519
Wuliangye Yibin Co. Ltd., Class A	29,100	1,309,974
Xinhua Winshare Publishing and Media Co. Ltd., Class A	133,100	179,815
Xinxing Ductile Iron Pipes Co. Ltd., Class A	419,900	235,221
Xinyangfeng Agricultural Technology Co. Ltd., Class A	98,000	286,865
Yangzijiang Shipbuilding Holdings Ltd.	399,300	294,887
Yanzhou Coal Mining Co. Ltd., Class H	508,000	392,665
Yintai Gold Co. Ltd., Class A	134,420	164,954
Yuexiu Property Co. Ltd.	472,000	92,200
Zhejiang Expressway Co. Ltd., Class H	254,000	205,411
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	318,600	380,576
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	107,980	382,975
Zhejiang Weixing New Building Materials Co. Ltd., Class A	82,797	272,330
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	164,400	249,001
Zhongsheng Group Holdings Ltd.	68,500	401,163
Zijin Mining Group Co. Ltd., Class H	302,000	333,368
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	449,400	614,120
ZTO Express Cayman, Inc., ADR	21,507	711,452

		58,345,039

Colombia — 0.3%
Bancolombia SA (Preference)	56,049	496,258
Ecopetrol SA	354,629	204,391
Grupo Aval Acciones y Valores SA (Preference)	394,728	127,189

		827,838

Czech Republic — 0.1%
Moneta Money Bank A/S*(a)	43,506	147,725
O2 Czech Republic A/S	10,664	125,303

		273,028

Egypt — 0.3%
Commercial International Bank Egypt SAE	101,979	408,971
ElSewedy Electric Co.	376,942	248,882

		657,853

Greece — 0.9%
Hellenic Telecommunications Organization SA	42,165	612,896
JUMBO SA	27,084	424,270
Mytilineos SA	41,652	606,444
OPAP SA	51,167	626,396

		2,270,006

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Hong Kong — 0.4%
Kingboard Laminates Holdings Ltd.	240,500	386,245
Nine Dragons Paper Holdings Ltd.	320,000	492,962

		879,207

Hungary — 0.7%
Magyar Telekom Telecommunications plc	100,931	134,587
OTP Bank Nyrt.*	17,580	801,574
Richter Gedeon Nyrt.	27,770	782,266

		1,718,427

India — 9.4%
Asian Paints Ltd.	8,195	270,013
Aurobindo Pharma Ltd.	14,602	180,564
Bajaj Auto Ltd.	9,613	527,213
Bajaj Holdings & Investment Ltd.	948	42,051
Bharat Petroleum Corp. Ltd.	41,001	215,189
Castrol India Ltd.	25,186	44,180
Cipla Ltd.	20,720	234,173
Coal India Ltd.	44,481	76,462
Colgate-Palmolive India Ltd.	7,489	164,295
Dabur India Ltd.	52,688	370,964
Divi’s Laboratories Ltd.	9,827	452,676
Dr Reddy’s Laboratories Ltd.	10,133	634,861
GAIL India Ltd.	22,747	38,915
Glenmark Pharmaceuticals Ltd.	13,284	85,621
Havells India Ltd.	2,049	29,301
HCL Technologies Ltd.	60,340	753,813
Hindalco Industries Ltd.	24,621	75,772
Hindustan Petroleum Corp. Ltd.	27,255	81,439
Hindustan Unilever Ltd.	73,161	2,265,073
Hindustan Zinc Ltd.	8,472	31,734
Housing Development Finance Corp. Ltd.	54,872	1,784,268
ICICI Lombard General Insurance Co. Ltd.*(a)	6,148	110,724
Indian Oil Corp. Ltd.	15,445	19,692
Indus Towers Ltd.	103,623	328,202
Infosys Ltd.	221,594	3,754,843
ITC Ltd.	290,763	808,305
JSW Steel Ltd.	18,578	92,782
Larsen & Toubro Infotech Ltd.(a)	597	32,374
Mphasis Ltd.	4,252	89,008
Muthoot Finance Ltd.	2,165	32,755
Nestle India Ltd.	2,561	597,855
NHPC Ltd.	356,734	117,138
NMDC Ltd.	40,672	58,392
NTPC Ltd.	216,935	263,797
Oil & Natural Gas Corp. Ltd.	166,341	200,499
Oil India Ltd.	27,353	41,590
Petronet LNG Ltd.	70,444	228,485
Piramal Enterprises Ltd.	6,456	115,555
Power Grid Corp. of India Ltd.	92,667	233,862
REC Ltd.	68,092	123,369
Reliance Industries Ltd.	123,021	3,095,934
Sun Pharmaceutical Industries Ltd.	24,895	199,488
Tata Consultancy Services Ltd.	49,655	2,112,656
Tata Power Co. Ltd. (The)	173,661	178,908
Tech Mahindra Ltd.	10,779	141,516
Titan Co. Ltd.	17,009	330,428
Torrent Power Ltd.	14,237	60,153
United Breweries Ltd.	3,657	65,089
UPL Ltd.	17,755	136,320
Vedanta Ltd.	98,489	216,426
Wipro Ltd.	68,179	390,487

		22,535,209

Indonesia — 3.4%
Adaro Energy Tbk. PT	4,645,500	395,775
Bank Central Asia Tbk. PT	828,700	1,993,132
Bank Mandiri Persero Tbk. PT	380,500	178,017
Bank Rakyat Indonesia Persero Tbk. PT	4,962,300	1,471,158
Bukit Asam Tbk. PT	1,768,700	323,842
Charoen Pokphand Indonesia Tbk. PT	1,204,100	491,720
Gudang Garam Tbk. PT*	89,300	239,813
Hanjaya Mandala Sampoerna Tbk. PT	1,461,100	135,882
Indofood CBP Sukses Makmur Tbk. PT	207,500	134,427
Indofood Sukses Makmur Tbk. PT	742,500	319,536
Kalbe Farma Tbk. PT	4,077,600	425,047
Media Nusantara Citra Tbk. PT*	3,326,600	244,355
Sarana Menara Nusantara Tbk. PT	4,625,500	315,725
Telkom Indonesia Persero Tbk. PT	5,067,300	1,119,976
XL Axiata Tbk. PT	1,688,400	266,130

		8,054,535

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	190,073	470,001
Gulf Bank KSCP	125,000	90,819
Humansoft Holding Co. KSC*	18,029	216,074
Kuwait Finance House KSCP	299,075	706,608
Mobile Telecommunications Co. KSCP	368,429	770,806
National Bank of Kuwait SAKP	455,591	1,313,511

		3,567,819

Malaysia — 2.8%
AMMB Holdings Bhd.	233,700	177,680
Astro Malaysia Holdings Bhd.	274,400	57,540
Axiata Group Bhd.	394,400	324,062
CIMB Group Holdings Bhd.	312,055	295,745
DiGi.Com Bhd.	297,800	278,604
Hartalega Holdings Bhd.	227,000	720,337
Hong Leong Financial Group Bhd.	13,900	56,087
Malayan Banking Bhd.	53,008	102,241
Maxis Bhd.	409,400	482,242
MISC Bhd.	113,000	166,233
Nestle Malaysia Bhd.	8,900	300,946
Petronas Dagangan Bhd.	23,700	113,216
Petronas Gas Bhd.	142,100	562,710
PPB Group Bhd.	119,460	545,785
Press Metal Aluminium Holdings Bhd.	98,800	194,609
RHB Bank Bhd.	123,800	155,797
Telekom Malaysia Bhd.	317,700	497,785
Tenaga Nasional Bhd.	397,700	947,570
Top Glove Corp. Bhd.	509,100	846,810

		6,825,999

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Mexico — 4.6%
Alfa SAB de CV, Class A	656,537	412,197
Alpek SAB de CV	48,799	41,707
America Movil SAB de CV, Series L	487,060	324,327
Arca Continental SAB de CV	116,280	529,298
Cemex SAB de CV*	1,176,473	676,075
Coca-Cola Femsa SAB de CV	94,184	411,397
Controladora Nemak SAB de CV*	698,336	90,959
El Puerto de Liverpool SAB de CV, Class C1	24,288	76,908
Fibra Uno Administracion SA de CV, REIT	260,021	291,618
Fomento Economico Mexicano SAB de CV	28,715	195,552
Gruma SAB de CV, Class B	55,535	609,560
Grupo Aeroportuario del Centro Norte SAB de CV*	83,810	490,292
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	69,651	700,350
Grupo Aeroportuario del Sureste SAB de CV, Class B*	37,233	586,076
Grupo Bimbo SAB de CV, Series A	183,902	346,650
Grupo Carso SAB de CV, Series A1*	59,669	149,878
Grupo Financiero Banorte SAB de CV, Class O*	158,061	787,259
Grupo Mexico SAB de CV, Series B	320,769	1,384,381
Kimberly-Clark de Mexico SAB de CV, Class A	340,407	597,983
Megacable Holdings SAB de CV	119,361	433,040
Orbia Advance Corp. SAB de CV	75,164	160,676
Promotora y Operadora de Infraestructura SAB de CV	39,988	301,524
Wal-Mart de Mexico SAB de CV	504,174	1,435,613

		11,033,320

Pakistan — 0.1%
Oil & Gas Development Co. Ltd.	277,148	184,198

Philippines — 0.7%
Globe Telecom, Inc.	8,250	332,598
JG Summit Holdings, Inc.	163,781	206,370
Manila Electric Co.	54,720	296,471
Metro Pacific Investments Corp.	3,577,200	299,871
PLDT, Inc.	13,670	372,938
Puregold Price Club, Inc.	149,200	111,494
San Miguel Corp.	37,050	94,095

		1,713,837

Qatar — 1.7%
Barwa Real Estate Co.	17,925	16,248
Commercial Bank PSQC (The)	140,857	164,990
Industries Qatar QSC	239,650	793,206
Masraf Al Rayan QSC	285,496	344,098
Ooredoo QPSC	111,346	254,901
Qatar Electricity & Water Co. QSC	73,691	359,965
Qatar Fuel QSC	71,729	367,435
Qatar Gas Transport Co. Ltd.	730,041	661,454
Qatar International Islamic Bank QSC	58,139	142,080
Qatar National Bank QPSC	174,388	861,323
United Development Co. QSC	126,528	54,409

		4,020,109

Russia — 6.6%
Federal Grid Co. Unified Energy System PJSC	195,034,683	552,533
Gazprom PJSC	620,717	1,744,439
Inter RAO UES PJSC	9,230,700	636,180
LUKOIL PJSC	30,024	2,134,356
Magnit PJSC	9,964	644,743
Magnitogorsk Iron & Steel Works PJSC	506,999	345,458
MMC Norilsk Nickel PJSC	4,251	1,368,492
Mobile TeleSystems PJSC	171,106	743,448
Novolipetskiy Metallurgicheskiy Kombinat PAO	253,578	701,574
Polyus PJSC	2,677	509,393
ROSSETI PJSC	22,222,304	467,980
Rostelecom PJSC	367,309	489,515
RusHydro PJSC	53,680,608	550,280
Sberbank of Russia PJSC	740,568	2,512,298
Severstal PAO	26,720	443,445
Sistema PJSFC	1,383,040	577,365
Surgutneftegas PJSC (Preference)	924,032	487,189
Tatneft PJSC	128,586	826,328
Unipro PJSC	5,007,329	186,608

		15,921,624

Saudi Arabia — 3.1%
Abdullah Al Othaim Markets Co.	9,128	303,037
Al Rajhi Bank	53,889	1,047,023
Almarai Co. JSC	33,065	474,451
Etihad Etisalat Co.*	86,762	660,656
Jarir Marketing Co.	10,883	507,198
Mobile Telecommunications Co. Saudi Arabia*	165,322	604,745
Mouwasat Medical Services Co.	3,746	143,820
Saudi Airlines Catering Co.	9,014	184,366
Saudi Cement Co.	26,594	467,967
Saudi Ground Services Co.*	33,987	281,813
Saudi Industrial Investment Group	38,968	267,099
Saudi Telecom Co.	45,774	1,379,219
Savola Group (The)	33,479	350,875
Seera Group Holding*	56,941	274,736
Yanbu Cement Co.	31,993	400,051

		7,347,056

South Africa — 6.6%
African Rainbow Minerals Ltd.	36,677	665,109
Anglo American Platinum Ltd.	6,039	600,793
Aspen Pharmacare Holdings Ltd.*	5,789	54,649
AVI Ltd.	73,508	367,127
Barloworld Ltd.*	78,067	485,876
Bid Corp. Ltd.	41,721	692,812
Bidvest Group Ltd. (The)	27,173	280,101
Capitec Bank Holdings Ltd.*	3,809	348,665
Clicks Group Ltd.	45,638	749,821
Exxaro Resources Ltd.	29,423	292,257
Foschini Group Ltd. (The)*	66,308	447,463

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Kumba Iron Ore Ltd.	9,188	369,476
Mr Price Group Ltd.	45,346	515,259
MultiChoice Group	70,230	598,073
Naspers Ltd., Class N	22,780	5,269,682
Nedbank Group Ltd.	31,632	255,240
Netcare Ltd.*	309,478	273,773
Pick n Pay Stores Ltd.	81,936	288,272
Shoprite Holdings Ltd.	53,793	497,171
Sibanye Stillwater Ltd.	217,232	824,650
SPAR Group Ltd. (The)	23,328	299,308
Tiger Brands Ltd.	32,673	430,441
Truworths International Ltd.	137,007	404,363
Vodacom Group Ltd.	97,361	794,191

		15,804,572

Taiwan — 12.2%
Advantech Co. Ltd.	16,093	198,445
Asia Cement Corp.	412,000	588,031
Chang Hwa Commercial Bank Ltd.	29,668	17,518
Cheng Shin Rubber Industry Co. Ltd.	259,000	368,720
Chicony Electronics Co. Ltd.	134,551	414,915
China Steel Corp.	201,000	164,563
Chunghwa Telecom Co. Ltd.	367,000	1,416,506
CTBC Financial Holding Co. Ltd.	1,680,395	1,138,397
E.Sun Financial Holding Co. Ltd.	992,938	836,782
Eclat Textile Co. Ltd.	38,000	549,082
Eternal Materials Co. Ltd.	108,000	128,039
Far Eastern New Century Corp.	579,000	536,253
Far EasTone Telecommunications Co. Ltd.	231,000	494,685
First Financial Holding Co. Ltd.	867,340	624,923
Formosa Chemicals & Fibre Corp.	168,000	464,299
Formosa Petrochemical Corp.	177,000	561,679
Formosa Plastics Corp.	453,000	1,406,799
Formosa Taffeta Co. Ltd.	281,000	291,572
Giant Manufacturing Co. Ltd.	43,000	417,202
Globalwafers Co. Ltd.	19,000	417,384
Hotai Motor Co. Ltd.	41,000	826,193
Hua Nan Financial Holdings Co. Ltd.	472,253	289,212
Lite-On Technology Corp.	228,000	446,547
Mega Financial Holding Co. Ltd.	885,233	889,088
momo.com, Inc.	12,000	337,247
Nan Ya Plastics Corp.	534,000	1,251,243
Nien Made Enterprise Co. Ltd.	28,000	368,595
Novatek Microelectronics Corp.	11,000	154,248
Pou Chen Corp.	566,000	564,866
President Chain Store Corp.	83,000	790,861
Realtek Semiconductor Corp.	48,000	772,158
SinoPac Financial Holdings Co. Ltd.	864,580	337,993
Synnex Technology International Corp.	30,200	48,669
Taiwan Business Bank	289,069	93,898
Taiwan Cement Corp.	544,139	778,846
Taiwan Cooperative Financial Holding Co. Ltd.	809,618	553,557
Taiwan Fertilizer Co. Ltd.	279,000	500,460
Taiwan High Speed Rail Corp.	368,000	379,581
Taiwan Mobile Co. Ltd.	234,000	803,454
Taiwan Semiconductor Manufacturing Co. Ltd.	268,000	5,663,750
Uni-President Enterprises Corp.	509,000	1,235,566
Yuanta Financial Holding Co. Ltd.	1,459,291	1,034,390

		29,156,216

Thailand — 3.4%
Advanced Info Service PCL	147,000	843,114
Bangkok Bank PCL	15,800	59,675
Bangkok Bank PCL, NVDR	21,800	82,324
Bangkok Dusit Medical Services PCL, Class F	380,300	263,021
Bumrungrad Hospital PCL	43,600	182,307
Carabao Group PCL, NVDR	74,200	358,933
Charoen Pokphand Foods PCL	461,000	418,719
Digital Telecommunications Infrastructure Fund, Class F	271,000	115,696
Electricity Generating PCL	69,900	415,247
Global Power Synergy PCL, NVDR	152,900	398,127
Home Product Center PCL	1,044,000	476,077
Krung Thai Bank PCL	729,700	282,810
Osotspa PCL, NVDR	167,000	198,857
PTT Exploration & Production PCL	214,800	737,580
PTT PCL	1,229,700	1,542,713
Ratch Group PCL	251,200	414,346
Siam Commercial Bank PCL (The)	276,800	867,617
Thai Union Group PCL, Class F	694,900	319,457
Total Access Communication PCL	61,600	66,690
Total Access Communication PCL, NVDR	170,500	184,588

		8,227,898

Turkey — 2.7%
Anadolu Efes Biracilik ve Malt Sanayii A/S	90,357	305,704
Arcelik A/S*	94,508	425,169
Aselsan Elektronik Sanayi ve Ticaret A/S	253,031	598,235
BIM Birlesik Magazalar A/S	76,405	751,926
Coca-Cola Icecek A/S	37,318	376,635
Enka Insaat ve Sanayi A/S	133,548	141,836
Eregli Demir ve Celik Fabrikalari TAS	263,892	515,655
Ford Otomotiv Sanayi A/S	34,960	685,181
Haci Omer Sabanci Holding A/S	254,705	365,104
Koza Altin Isletmeleri A/S*	23,726	372,312
Tofas Turk Otomobil Fabrikasi A/S	116,500	573,739
Turk Telekomunikasyon A/S	517,419	557,515
Turkcell Iletisim Hizmetleri A/S	318,643	697,778
Turkiye Vakiflar Bankasi TAO, Class D*	382,797	225,265

		6,592,054

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	166,490	291,030
Abu Dhabi Islamic Bank PJSC	55,731	75,869
Aldar Properties PJSC	369,625	351,355
Dubai Islamic Bank PJSC	133,251	181,992
Emaar Malls PJSC*	145,445	71,490
Emirates NBD Bank PJSC	163,143	523,147
Emirates Telecommunications Group Co. PJSC	214,211	1,156,895

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
First Abu Dhabi Bank PJSC	238,576	973,225

		3,625,003

United States — 0.3%
JBS SA	172,471	761,578

TOTAL COMMON STOCKS (Cost $213,232,224)		239,893,965

	No. of Rights
RIGHTS — 0.0%
China — 0.0%
Legend Holdings Corp., expiring 6/30/2021* (Cost $—)	2,638	—

	Shares
SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d) (Cost $207,442)	207,442	207,442

Total Investments — 100.0% (Cost $213,439,666)		240,101,407
Liabilities in Excess of Other Assets — 0.0%(e)		(70,855)

Net Assets — 100.0%		240,030,552

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.8%
Oil, Gas & Consumable Fuels	8.0
Metals & Mining	6.8
Food Products	4.8
Wireless Telecommunication Services	4.1
Electric Utilities	3.8
Diversified Telecommunication Services	3.7
Beverages	3.6
IT Services	3.0
Food & Staples Retailing	3.0
Semiconductors & Semiconductor Equipment	2.9
Chemicals	2.8
Independent Power and Renewable Electricity Producers	2.6
Internet & Direct Marketing Retail	2.3
Machinery	2.3
Construction Materials	2.2
Textiles, Apparel & Luxury Goods	2.1
Pharmaceuticals	2.1
Transportation Infrastructure	1.7
Specialty Retail	1.7
Health Care Equipment & Supplies	1.6
Industrial Conglomerates	1.5
Automobiles	1.4
Gas Utilities	1.3
Insurance	1.2
Household Products	1.2
Real Estate Management & Development	1.1
Others (each less than 1.0%)	13.3
Short-Term Investments	0.1

Abbreviations

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-voting Depository Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is $196,116.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2021.
(e)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of January 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	2	03/2021	USD	132,790	6,966

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Diversified Return Emerging Markets Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Bahrain	$—	$275,514		$—		$275,514
Brazil	26,068,001	—		—		26,068,001
Chile	3,208,025	—		—		3,208,025
China	2,194,637	56,150,402		—	(a)	58,345,039
Colombia	827,838	—		—		827,838
Czech Republic	125,303	147,725		—		273,028
Egypt	—	657,853		—		657,853
Greece	—	2,270,006		—		2,270,006
Hong Kong	—	879,207		—		879,207
Hungary	—	1,718,427		—		1,718,427
India	—	22,535,209		—		22,535,209
Indonesia	—	8,054,535		—		8,054,535
Kuwait	1,620,404	1,947,415		—		3,567,819
Malaysia	—	6,825,999		—		6,825,999
Mexico	11,033,320	—		—		11,033,320
Pakistan	—	184,198		—		184,198
Philippines	94,095	1,619,742		—		1,713,837
Qatar	54,409	3,965,700		—		4,020,109
Russia	15,921,624	—		—		15,921,624
Saudi Arabia	2,405,594	4,941,462		—		7,347,056
South Africa	3,559,418	12,245,154		—		15,804,572
Taiwan	—	29,156,216		—		29,156,216
Thailand	4,559,567	3,668,331		—		8,227,898
Turkey	974,870	5,617,184		—		6,592,054
United Arab Emirates	—	3,625,003		—		3,625,003
United States	761,578	—		—		761,578

Total Common Stocks	73,408,683	166,485,282		—	(a)	239,893,965

Rights	$—	$—	(a)	$—		$—	(a)
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	207,442	—		—		207,442

Total Investments in Securities	$73,616,125	$166,485,282		$—	(a)	$240,101,407

Appreciation in Other Financial Instruments
Futures Contracts	$6,966	$—		$—		$6,966

(a)	Value is zero.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$137,511	$1,684,813	$1,614,882	$—	$—	$207,442	207,442	$—	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.